UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                       FORM 13F COVER PAGE Report for the
                Calendar Year or Quarter Ended: June, 30th, 2009

  Check here if Amendment [ ]; Amendment Number: _____ This Amendment
    (Check only one.):                        [ ] is a restatement.
                                              [ ] adds new holdings entries.


  Institutional Investment Manager Filing this Report:

  Name:     Toscafund Asset Management LLP


  Address:  7th Floor, 90 Long, Acre, London, WC2E 9RA


  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:
  Name: Nichola Jane Wood
  Title: Compliance Officer/Partner
   Phone: +44 207 845 6100
  Signature, Place, and Date of Signing



  /s/ Nichola J Wood
  --------------------------------------
  London, December, 12th, 2008




  Report Type (Check only one.):


  [x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


  [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



  List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]


        Form 13F File Number            Name

        28-13207

        [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


  Report Summary:


  Number of Other Included Managers: None

  Form 13F Information Table Entry Total: 8

  Form 13F Information Table Value Total: 106,549
                                                    (thousands)


  List of Other Included Managers:


  Provide a numbered list of the name(s) and Form 1 3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No. Form 13F File Number Name

                    28-13207
        ----
        [Repeat as necessary.]


                                                      FORM 13F INFORMATION TABLE

------------------ -------- --------- ----------- ------------------------------------ ----------- ------------ --------------------

     COLUMN 1      COLUMN 2 COLUMN 3    COLUMN 4                   COLUMN 5              COLUMN 6     COLUMN 7      COLUMN 8
------------------ -------- --------- ----------- ------------------------------------ ----------- ------------ --------------------
  NAME OF ISSUER   TITLE OF   CUSIP       VALUE    SHRS OR PRN AMT   SH/PRN  PUT/CALL   INVESTMENT    OTHER      VOTING AUTHORITY
                     CLASS              (x$1000)                                        DISCRETION   MANGERS
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
 BANK OF AMERICA      COM   060505104    15,840       1,200,000                          Sole         None       Sole
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
 FOUNDATION COAL      COM   35039W100    28,183       1,002,600                          Sole         None       Sole
   HOLDINGS INC
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
 PHOENIX COMPANIES    COM   71902E109    17,896      10,716,198                          Sole         None       Sole
       INC
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
 SALLIE MAE CORP      COM   78442P106     5,135         500,000                          Sole         None       Sole
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
   WILLIS GROUP       COM   G96655108    13,122         510,000                          Sole         None       Sole
   HOLDINGS LTD
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
 XL CAPITAL LTD -     COM   G98255105    11,558       1,008,600                          Sole         None       Sole
     CLASS A
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
GIGAMEDIA LIMITED     COM   Y2711Y104     9,224       1,568,806                          Sole         None       Sole
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
  SUNTECH POWER       ADR   86800C104     5,590         313,000                          Sole         None       Sole
 HOLDINGS LIMITED
------------------ -------- --------- ----------- ----------------- -------- --------- ----------- ------------ ------- ------ -----
